Impairment (Tables)	12 Months Ended
Dec. 31, 2019
Impairment
Schedule of the allocation of goodwill to groups of CGU's

EURm	2019	2018
Mobile Networks(1)	794	963
Fixed Networks	876	836
Global Services(1)	1 043	1 306
IP/Optical Networks	1 954	1 871
Nokia Software(1)	982	434

(1) On January 1, 2019, the Group reallocated goodwill of EUR 205 million from Mobile Networks and EUR 310 million from Global Services operating segments to Nokia Software operating segment following the reclassification of the activities related to the Cloud Core software portfolio. Refer to Note 5, Segment information.

Schedule of key assumptions applied in impairment testing analysis

	2019	2018(1)	2019	2018(1)
Key assumption %	Terminal growth rate		Post-tax discount rate
Mobile Networks	1.1	1.1	8.4	9.2
Fixed Networks	1.1	1.1	7.6	7.9
Global Services	0.9	1.0	8.0	8.6
IP/Optical Networks	1.4	1.3	8.2	9.1
Nokia Software	1.5	1.6	7.6	8.7

(1) Key assumptions for 2018 reflect the operational and reporting structure in place in 2018. For information on organizational changes in 2019, refer to Note 5, Segment Information.

Schedule of impairment charges by asset category

EURm	2019	2018	2017
Goodwill	–	–	141
Other intangible assets	12	16	33
Property, plant and equipment	4	39	25
Right-of-use assets(1)	20	–	–
Investments in associated companies and joint ventures	2	–	–
Financial assets	64	–	45
Total	102	55	244

(1) The Group adopted IFRS 16, Leases, on January 1, 2019. Refer to Note 3, New and amended standards and interpretations and Note 16, Leases. In 2019, EUR 20 million impairment charge is presented net of onerous lease contract provision releases.